Expense Example, No Redemption - DWS Total Return Bond Fund	Apr. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 354
Expense Example, No Redemption, 3 Years	559
Expense Example, No Redemption, 5 Years	780
Expense Example, No Redemption, 10 Years	1,417
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	1,877
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	207
Expense Example, No Redemption, 5 Years	370
Expense Example, No Redemption, 10 Years	845
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	217
Expense Example, No Redemption, 5 Years	393
Expense Example, No Redemption, 10 Years	$ 901